Commitments and Contingencies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Rent expenses	$ 1.1	$ 0.6	$ 1.4	$ 1.5